Schedule of Investments (unaudited)	iShares® MSCI Hong Kong ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 5.9%
BOC Hong Kong Holdings Ltd.	6,917,500	$18,495,453
Hang Seng Bank Ltd.	1,445,300	15,976,043
		34,471,496
Beverages — 1.1%
Budweiser Brewing Co. APAC Ltd.(a)	3,684,200	6,504,796

Building Products — 0.8%
Xinyi Glass Holdings Ltd.	4,101,000	4,716,425

Capital Markets — 13.8%
Futu Holdings Ltd., ADR(b)(c)	127,096	6,853,016
Hong Kong Exchanges & Clearing Ltd.	2,067,626	73,199,172
		80,052,188
Diversified Telecommunication Services — 1.5%
HKT Trust & HKT Ltd., Class SS	7,910,500	8,438,402
Electric Utilities — 7.7%
CK Infrastructure Holdings Ltd.	1,380,500	6,836,185
CLP Holdings Ltd.	3,075,700	23,907,209
Power Assets Holdings Ltd.	2,710,000	14,137,333
		44,880,727
Food Products — 1.9%
WH Group Ltd.(a)	17,306,000	11,115,223
Gas Utilities — 2.5%
Hong Kong & China Gas Co. Ltd.	21,363,495	14,667,589
Ground Transportation — 1.9%
MTR Corp. Ltd.	3,062,083	10,976,016
Hotels, Restaurants & Leisure — 5.6%
Galaxy Entertainment Group Ltd.	4,035,000	20,873,421
Sands China Ltd.(b)	4,711,200	11,554,189
		32,427,610
Industrial Conglomerates — 6.3%
CK Hutchison Holdings Ltd.	4,910,267	24,634,917
Jardine Matheson Holdings Ltd.	311,900	12,079,742
		36,714,659
Insurance — 21.7%
AIA Group Ltd.	14,651,200	125,958,214

Machinery — 4.4%
Techtronic Industries Co. Ltd.	2,538,647	25,792,420

Marine Transportation — 0.9%
SITC International Holdings Co. Ltd.	3,226,000	4,871,457
Security	Shares	Value

Real Estate Management & Development — 19.3%
CK Asset Holdings Ltd.	3,694,267	$17,493,751
ESR Group Ltd.(a)	4,880,200	6,273,854
Hang Lung Properties Ltd.	4,323,000	5,779,688
Henderson Land Development Co. Ltd.	3,021,762	8,202,148
Hongkong Land Holdings Ltd.	2,347,900	7,562,339
New World Development Co. Ltd.	3,421,266	5,090,922
Sino Land Co. Ltd.	7,744,000	7,792,683
Sun Hung Kai Properties Ltd.	2,643,500	25,918,647
Swire Pacific Ltd., Class A	964,000	6,247,425
Swire Properties Ltd.	2,740,200	5,321,376
Wharf Holdings Ltd. (The)	2,388,570	6,208,537
Wharf Real Estate Investment Co. Ltd.	3,301,150	10,404,502
		112,295,872
Retail REITs — 4.0%
Link REIT	4,717,200	23,297,454

Total Long-Term Investments — 99.3%
(Cost: $856,759,467)		577,180,548

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	172,458	172,545
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	590,000	590,000

Total Short-Term Securities — 0.1%
(Cost: $762,545)		762,545

Total Investments — 99.4%
(Cost: $857,522,012)		577,943,093

Other Assets Less Liabilities — 0.6%		3,604,113

Net Assets — 100.0%		$581,547,206

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,695,583	$—	$(7,522,988	)(a)	$(50)	$—	$172,545	172,458	$360	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	690,000	—	(100,000	)(a)	—	—	590,000	590,000	9,232		—
					$(50)	$—	$762,545		$9,592		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Hong Kong Index	46	12/15/23	$2,463	$(125,345)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$487,432	$(33,336	)(c)	$456,945	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/28	897,275	(40,983	)(e)	863,351	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	709,220	(33,281	)(g)	679,809	0.1
					$(107,600)		$2,000,105

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(2,849) of net dividends and financing fees.

(e)	Amount includes $(7,059) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $(3,870) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	55 basis points	55 basis points	55 basis points
Benchmarks:	HKD - Overnight Index Average (HONIA)	HKD - Overnight Index Average (HONIA)	HKD - Overnight Index Average (HONIA)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
November 30, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Capital Markets
Hong Kong Exchanges & Clearing Ltd.	12,900	$456,945	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$456,945

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Capital Markets
Hong Kong Exchanges & Clearing Ltd.	24,400	$863,351	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$863,351

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Capital Markets
Hong Kong Exchanges & Clearing Ltd.	19,200	$679,809	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$679,809

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,853,016	$570,327,532	$—	$577,180,548
Short-Term Securities
Money Market Funds	762,545	—	—	762,545
	$7,615,561	$570,327,532	$—	$577,943,093

Schedule of Investments (unaudited) (continued)	iShares® MSCI Hong Kong ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(232,945)	$—	$(232,945)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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